MERGER AGREEMENT AND MERGER ANNOUNCEMENT, MERGER AGREEMENT, FINTECH ACQUISITION CORP. II (Details)	Dec. 19, 2017 USD ($)
Merger Agreement [Abstract]
Consideration paid in cash	$ 92,000,000
Consideration held in escrow	2,000,000
Consideration paid in equity	161,000,000
Minimum [Member]
Merger Agreement [Abstract]
Amount in trust account	$ 125,000,000